Provisions for retirement benefit obligations - Changes in the net provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions for retirement benefit obligations
At beginning of period	€ (1,234)	€ (1,429)	€ (1,385)
Other changes			(75)
Expense for the period	(228)	(230)	(200)
Actuarial gains or losses recognized in other comprehensive income	(97)	425	82
At end of period	€ (1,559)	€ (1,234)	€ (1,429)